Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (568,840)	$ (2,564,719)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on extinguishment of debt		$ (15,500)
Capitalized interest to note payable	$ 142,897
Revaluation of warrant liability	$ (20)	$ (300,150)
Loss on asset abandonment		$ 1,500,400
Stock-based compensation	$ 78,045
Amortization of deferred financing fees	$ 8,250	$ 494,932
Change in operating assets and liabilities:
Deposits		14,172
Prepaid expenses		22,311
Accounts payable	$ (1,593)	$ 3,148
Related party payable	214,070
Accrued interest	20,628	$ 114,485
Other liabilities	21,247	61,892
Net cash used in operating activities	$ (85,316)	(669,029)
Acquisition of mineral properties		(35,000)
Proceeds from notes payable		$ 520,000
Proceeds from sales of common stock	$ 89,341
Payment of deferred financing fees		$ (22,000)
Net cash provided by financing activities	$ 89,341	498,000
Net increase (decrease) in cash	4,025	(206,029)
Cash, beginning of period	790	207,332
Cash, end of period	$ 4,815	1,303
Cash paid during period for interest		$ 102,421
Stock issued for lease payment	$ 4,000